STOCK OPTION RESERVE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended
	Jun. 08, 2022	Jul. 27, 2022	Feb. 15, 2022	Jan. 19, 2022	Jul. 27, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jan. 13, 2021
IfrsStatementLineItems [Line Items]
Compensation expense						$ 1,200	$ 2,100	$ 2,400	$ 4,200
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Option issued										350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued										518,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Option issued										868,000
Exercise price										$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted								243,000
Fair value per share								$ 17.75
Compensation expense								$ 4,300
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted				302,000
Fair value per share				$ 10.22
Compensation expense								4,000
Intrinsic value of stock options						$ 2,200	300	$ 2,200	300
Amended And Restated 2021 Equity Incentive Plan [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted		15,900
Fair value per share					$ 10.06
Amended And Restated 2021 Equity Incentive Plan [Member] | Two Members [Member]
IfrsStatementLineItems [Line Items]
Stock granted				13,800
Amended And Restated 2021 Equity Incentive Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Stock granted				288,200
Amended And Restated 2021 Equity Incentive Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted			13,800	135,740
Fair value per share			$ 8.59	$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Executive [Member]
IfrsStatementLineItems [Line Items]
Stock granted	50,000
Fair value per share	$ 11.00
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense							100		200
Intrinsic value of stock options							$ 100		$ 100